IFRSs not yet adopted (Tables)	12 Months Ended
Dec. 31, 2021
IFRSs not yet adopted
Schedule of change in classification of investment

Effect of the change in the
classification of
Mozambique Rovuma
(€ million)	Venture SpA
Cash and cash equivalents	29
Other current assets	43
Current assets	72
Property, plant and equipment	1,318
Other non-current assets	42
Non-current assets	1,360
TOTAL ASSETS	1,432
Current financial liabilities	2
Other current liabilities	56
Current liabilities	58
Non-current financial liabilities	1,008
Provisions	7
Other non-current liabilities	4
Non-current liabilities	1,019
TOTAL LIABILITIES	1,077
TOTAL NET ASSETS	355